Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Offering Costs (in Dollars)	$ 16,392,714		$ 16,392,714		$ 16,392,714
Transaction costs allocable to warrant liabilities (in Dollars)			$ 760,022		$ 760,022
Price per unit (in Dollars per share)					$ 10
Warrants issued (in Shares)			22,625,000
Maturity days	185 days		185 days
Effective tax rate, percentage	22.33%	21.90%	7.99%	2.30%	5.20%	0.00%
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federally insured (in Dollars)			$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued (in Shares)			28,750,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued (in Shares)			3,750,000
Price per unit (in Dollars per share)	$ 10		$ 10
Public Shares [Member] | Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued (in Shares)					28,750,000
Warrants issued (in Shares)					22,625,000
Public Shares [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Units issued (in Shares)					3,750,000
Price per unit (in Dollars per share)	$ 10		$ 10		$ 10